INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about inventories
	December 31, 2018	December 31, 2017
Concentrate	$1,094	$2,179
Ore stockpile	913	715
Materials and supplies	2,818	2,396
Silver bullion	3	4
	$4,828	$5,294